LEASES - Weighted Average (Details)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
LEASES
Weighted average remaining lease term (in years) - operating leases	2 years 7 months 28 days	1 year 4 months 24 days	1 year 1 month 6 days	1 year 4 months 6 days
Weighted average discount rate - operating leases	7.64%	6.07%	6.12%	6.30%